Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2024	December 31, 2023
Beginning balance	$6,247,027	$5,316,470
Additions	-	797,102
Accretion expense	269,114	219,536
Impact of hyperinflation	(174,899)	(599,096)
Currency translation adjustment	165,667	603,856
Change in estimate	(611,700)	(90,841)
Ending balance	$5,895,209	$6,247,027